Long-Term Debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	$ 613,221	$ 349,977
Less current installments	38,718	29,269
Less long-term debt from related parties	12,000	10,349
Long-term debt, excluding current installment and seller's credit	562,503	310,359
220 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	212,142
20 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	20,000
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	135,625
160 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		132,425
120 Million Loan Facility [Member] | Bodil Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		67,615
85 Million Loan Facility [Member] | Windsor Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		52,400
93 Million Loan Facility [Member] | Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		87,188
170 Million Loan Facilities [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	86,724
170 Million Loan Facilities [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	87,960
58.8 Million Loan Facility [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Total long-term debt	58,770
12.0 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Total long-term debt	12,000
Less long-term debt from related parties	12,000
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Total long-term debt		10,349
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Less long-term debt from related parties		$ 10,349